Organization and summary of significant accounting policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Raw materials	$ 67		$ 46
Work in process	100		0
Inventories	167	65	46
Allowance for doubtful accounts, beginning of year	9	9
Bad debt expense	1	0
Write-offs	(10)	0
Allowance for doubtful accounts, end of year	$ 0	$ 9